UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake               West Conshohocken, PA            May 15, 2007
-----------------------     --------------------------    ----------------------
    [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  99

Form 13F Information Table Value Total: $549,711
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number             Name

1          028-11630                        Defiance Asset Management Fund, L.P.

2                                           Defiance Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2007


                               TITLE OF               VALUE       SHRS OR   SH/ PUT/  INVESTMENT     OTHR     VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP       (x$1,000)   PRN AMT   PRN CALL  DISCRETION     MGRS   SOLE           SHARED

AETNA INC NEW                     COM     00817Y108    12,515       285,786 SH        SHARED-OTHER     1                     285,786
AETNA INC NEW                     COM     00817Y108     4,772       108,981 SH        SHARED-OTHER     2                     108,981
AETNA INC NEW                     COM     00817Y108     1,515        34,608 SH            SOLE       NONE   34,608
AMERICAN RAILCAR INDS INC         COM     02916P103     7,061       236,875 SH        SHARED-OTHER     1                     236,875
AMERICAN RAILCAR INDS INC         COM     02916P103     2,568        86,130 SH        SHARED-OTHER     2                      86,130
AMERICAN RAILCAR INDS INC         COM     02916P103       796        26,672 SH            SOLE       NONE   26,672
APACHE CORP                       COM     037411105     9,568       135,336 SH        SHARED-OTHER     1                     135,336
APACHE CORP                       COM     037411105     3,592        50,803 SH        SHARED-OTHER     2                      50,803
APACHE CORP                       COM     037411105     1,150        16,259 SH            SOLE       NONE   16,259
ARCHER DANIELS MIDLAND CO         COM     039483102    19,662       535,739 SH        SHARED-OTHER     1                     535,739
ARCHER DANIELS MIDLAND CO         COM     039483102     7,484       203,933 SH        SHARED-OTHER     2                     203,933
ARCHER DANIELS MIDLAND CO         COM     039483102     2,373        64,676 SH            SOLE       NONE   64,676
ARROW ELECTS INC                  COM     042735100     4,219       111,749 SH        SHARED-OTHER     1                     111,749
ARROW ELECTS INC                  COM     042735100     1,578        41,801 SH        SHARED-OTHER     2                      41,801
ARROW ELECTS INC                  COM     042735100       506        13,403 SH            SOLE       NONE   13,403
ASYST TECHNOLOGY CORP             COM     04648X107    12,285     1,747,499 SH        SHARED-OTHER     1                   1,747,499
ASYST TECHNOLOGY CORP             COM     04648X107     4,705       669,235 SH        SHARED-OTHER     2                     669,235
ASYST TECHNOLOGY CORP             COM     04648X107     1,495       212,591 SH            SOLE       NONE  212,591
BANK OF AMERICA CORPORATION       COM     060505104    10,566       207,100 SH        SHARED-OTHER     1                     207,100
BANK OF AMERICA CORPORATION       COM     060505104     4,012        78,644 SH        SHARED-OTHER     2                      78,644
BANK OF AMERICA CORPORATION       COM     060505104     1,274        24,958 SH            SOLE       NONE   24,958
CATERPILLAR INC DEL               COM     149123101    23,205       346,181 SH        SHARED-OTHER     1                     346,181
CATERPILLAR INC DEL               COM     149123101     8,857       132,140 SH        SHARED-OTHER     2                     132,140
CATERPILLAR INC DEL               COM     149123101     2,805        41,848 SH            SOLE       NONE   41,848
CITIGROUP INC                     COM     172967101    17,081       332,703 SH        SHARED-OTHER     1                     332,703
CITIGROUP INC                     COM     172967101     6,496       126,523 SH        SHARED-OTHER     2                     126,523
CITIGROUP INC                     COM     172967101     2,063        40,184 SH            SOLE       NONE   40,184
CLEVELAND CLIFFS INC              COM     185896107    10,564       165,038 SH        SHARED-OTHER     1                     165,038
CLEVELAND CLIFFS INC              COM     185896107     4,179        65,293 SH        SHARED-OTHER     2                      65,293
CLEVELAND CLIFFS INC              COM     185896107     1,096        17,118 SH            SOLE       NONE   17,118
CONOCOPHILLIPS                    COM     20825C104    21,444       313,741 SH        SHARED-OTHER     1                     313,741
CONOCOPHILLIPS                    COM     20825C104     8,172       119,565 SH        SHARED-OTHER     2                     119,565
CONOCOPHILLIPS                    COM     20825C104     2,585        37,823 SH            SOLE       NONE   37,823
CUMMINS INC                       COM     231021106    16,681       115,267 SH        SHARED-OTHER     1                     115,267
CUMMINS INC                       COM     231021106     6,359        43,938 SH        SHARED-OTHER     2                      43,938
CUMMINS INC                       COM     231021106     2,014        13,918 SH            SOLE       NONE   13,918
ENDOLOGIX INC                     COM     29266S106     2,881       733,132 SH        SHARED-OTHER     1                     733,132
ENDOLOGIX INC                     COM     29266S106     1,122       285,547 SH        SHARED-OTHER     2                     285,547
ENDOLOGIX INC                     COM     29266S106       251        63,782 SH            SOLE       NONE   63,782
GOTTSCHALKS                       COM     383485109    11,329       793,919 SH        SHARED-OTHER     1                     793,919
GOTTSCHALKS                       COM     383485109     4,418       309,575 SH        SHARED-OTHER     2                     309,575
GOTTSCHALKS                       COM     383485109     1,107        77,606 SH            SOLE       NONE   77,606
HARTFORD FINL SVCS GROUP INC      COM     416515104    11,533       120,659 SH        SHARED-OTHER     1                     120,659
HARTFORD FINL SVCS GROUP INC      COM     416515104     4,340        45,406 SH        SHARED-OTHER     2                      45,406
HARTFORD FINL SVCS GROUP INC      COM     416515104     1,383        14,473 SH            SOLE       NONE   14,473
HESS CORP                         COM     42809H107     6,925       124,847 SH        SHARED-OTHER     1                     124,847
HESS CORP                         COM     42809H107     2,642        47,632 SH        SHARED-OTHER     2                      47,632
HESS CORP                         COM     42809H107       843        15,205 SH            SOLE       NONE   15,205
HOME DEPOT INC                    COM     437076102     6,062       164,998 SH        SHARED-OTHER     1                     164,998
HOME DEPOT INC                    COM     437076102     2,320        63,133 SH        SHARED-OTHER     2                      63,133
HOME DEPOT INC                    COM     437076102       740        20,132 SH            SOLE       NONE   20,132
JAKKS PAC INC                     COM     47012E106    12,245       512,361 SH        SHARED-OTHER     1                     512,361
JAKKS PAC INC                     COM     47012E106     4,655       194,771 SH        SHARED-OTHER     2                     194,771
JAKKS PAC INC                     COM     47012E106     1,480        61,923 SH            SOLE       NONE   61,923
MERRILL LYNCH & CO IN             COM     590188108     3,482        42,632 SH        SHARED-OTHER     1                      42,632
MERRILL LYNCH & CO IN             COM     590188108     1,325        16,219 SH        SHARED-OTHER     2                      16,219
MERRILL LYNCH & CO IN             COM     590188108       421         5,149 SH            SOLE       NONE    5,149
MUELLER INDS INC                  COM     624756102     5,195       172,590 SH        SHARED-OTHER     1                     172,590
MUELLER INDS INC                  COM     624756102     1,956        64,992 SH        SHARED-OTHER     2                      64,992
MUELLER INDS INC                  COM     624756102       624        20,730 SH            SOLE       NONE   20,730
NABORS INDUSTRIES LTD             COM     G6359F103    25,374       855,224 SH        SHARED-OTHER     1                     855,224
NABORS INDUSTRIES LTD             COM     G6359F103     9,655       325,405 SH        SHARED-OTHER     2                     325,405
NABORS INDUSTRIES LTD             COM     G6359F103     3,062       103,184 SH            SOLE       NONE  103,184
PFIZER INC                        COM     717081103     7,251       287,043 SH        SHARED-OTHER     1                     287,043
PFIZER INC                        COM     717081103     2,728       107,979 SH        SHARED-OTHER     2                     107,979
PFIZER INC                        COM     717081103       868        34,378 SH            SOLE       NONE   34,378
SEAGATE TECHNOLOGY                COM     G7945J104    10,657       457,391 SH        SHARED-OTHER     1                     457,391
SEAGATE TECHNOLOGY                COM     G7945J104     4,051       173,852 SH        SHARED-OTHER     2                     173,852
SEAGATE TECHNOLOGY                COM     G7945J104     1,287        55,205 SH            SOLE       NONE   55,205
SUNOCO INC                        COM     86764P109     3,126        44,374 SH        SHARED-OTHER     1                      44,374
SUNOCO INC                        COM     86764P109     1,178        16,725 SH        SHARED-OTHER     2                      16,725
SUNOCO INC                        COM     86764P109       377         5,344 SH            SOLE       NONE    5,344
TEREX CORP NEW                    COM     880779103    15,806       220,265 SH        SHARED-OTHER     1                     220,265
TEREX CORP NEW                    COM     880779103     5,999        83,593 SH        SHARED-OTHER     2                      83,593
TEREX CORP NEW                    COM     880779103     1,907        26,577 SH            SOLE       NONE   26,577
TRAVELERS COMPANIES INC           COM     89417E109    13,906       268,606 SH        SHARED-OTHER     1                     268,606
TRAVELERS COMPANIES INC           COM     89417E109     5,240       101,220 SH        SHARED-OTHER     2                     101,220
TRAVELERS COMPANIES INC           COM     89417E109     1,674        32,342 SH            SOLE       NONE   32,342
TRONOX INC                     COM CL B   897051207     4,659       333,232 SH        SHARED-OTHER     1                     333,232
TRONOX INC                     COM CL B   897051207     1,709       122,254 SH        SHARED-OTHER     2                     122,254
TRONOX INC                     COM CL B   897051207       445        31,813 SH            SOLE       NONE   31,813
U S AIRWAYS GROUP INC             COM     90341W108    15,151       333,128 SH        SHARED-OTHER     1                     333,128
U S AIRWAYS GROUP INC             COM     90341W108     5,767       126,803 SH        SHARED-OTHER     2                     126,803
U S AIRWAYS GROUP INC             COM     90341W108     2,239        49,224 SH            SOLE       NONE   49,224
UAL CORP                          COM     902549807    22,520       589,995 SH        SHARED-OTHER     1                     589,995
UAL CORP                          COM     902549807     8,484       222,261 SH        SHARED-OTHER     2                     222,261
UAL CORP                          COM     902549807     1,862        48,781 SH            SOLE       NONE   48,781
VALERO ENERGY CORP NEW            COM     91913Y100     4,082        63,297 SH        SHARED-OTHER     1                      63,297
VALERO ENERGY CORP NEW            COM     91913Y100     1,548        23,996 SH        SHARED-OTHER     2                      23,996
VALERO ENERGY CORP NEW            COM     91913Y100       491         7,615 SH            SOLE       NONE    7,615
VERASUN ENERGY CORP               COM     92336G106     3,539       178,089 SH        SHARED-OTHER     1                     178,089
VERASUN ENERGY CORP               COM     92336G106     1,276        64,214 SH        SHARED-OTHER     2                      64,214
VERASUN ENERGY CORP               COM     92336G106       332        16,697 SH            SOLE       NONE   16,697
WELLPOINT INC                     COM     94973V107    11,441       141,067 SH        SHARED-OTHER     1                     141,067
WELLPOINT INC                     COM     94973V107     4,357        53,723 SH        SHARED-OTHER     2                      53,723
WELLPOINT INC                     COM     94973V107     1,386        17,095 SH            SOLE       NONE   17,095
WESTERN DIGITAL CORP              COM     958102105     5,127       305,000 SH        SHARED-OTHER     1                     305,000
WESTERN DIGITAL CORP              COM     958102105     1,955       116,325 SH        SHARED-OTHER     2                     116,325
WESTERN DIGITAL CORP              COM     958102105       619        36,821 SH            SOLE       NONE   36,821
                                                      549,711


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